Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued Expenses and Other Current Liabilities [Line Items]
Customer deposits	¥ 26,445		¥ 40,928	¥ 48,218
Accrued expenses	57,685		31,644	14,585
Accrued property, equipment and software related payables	2,706		3,397	3,866
Others	3,885		609	623
Accrued expenses and other current liabilities	¥ 90,721	$ 13,944	¥ 76,578	¥ 67,292